Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Summary of Other Financial Assets
Other financial assets as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥166,936	¥164,503
Debt securities	79,176	85,235
Guaranty deposits	11,499	12,689
Restricted cash	53,290	65,723
Other	4,352	4,167
Allowance for impairment losses	(3,212)	(2,988)
Financial assets measured at fair value through other comprehensive income:
Debt securities	19,984	26,555
Equity securities	468,783	475,138
Financial assets measured at fair value through profit or loss:
Derivatives	134,338	185,968
Debt securities	102,251	101,972

Total	¥1,037,397	¥1,118,962

Current assets	¥217,743	¥263,892
Non-current assets	819,654	855,070

Total	¥1,037,397	¥1,118,962

Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income
Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2022 and 2023 are as follows:
As of March 31, 2022

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥226,938
GM Cruise Holdings LLC	105,916
Stanley Electric Co., Ltd.	21,463
Mitsubishi UFJ Financial Group, Inc.	11,026
SES AI Corporation	8,307
Tokio Marine Holdings, Inc.	7,789
As of March 31, 2023

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥181,366
GM Cruise Holdings LLC	115,556
Stanley Electric Co., Ltd.	49,051
Mitsubishi UFJ Financial Group, Inc.	12,296
Tokio Marine Holdings, Inc.	8,349
Chubb Limited	7,998

Other financial assets [member]
Statement [LineItems]
Summary of Changes in Allowance for Impairment Losses
The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Balance at beginning of year	¥3,364	¥3,358	¥3,212

Remeasurement	¥792	¥42	¥232
Write-offs	(805)	(191)	(461)
Exchange differences on translating foreign operations	7	3	5

Balance at end of year	¥3,358	¥3,212	¥2,988